EARNINGS PER SHARE - Weighted Average Potentially Dilutive Securities (Details) - shares	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	15,500,000	11,500,000	4,730,425
Management stock options of the Manager issued and allocated
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	10,600,000	7,800,000	3,350,560
Escrow shares of the Manager issued and allocated
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	4,900,000	3,700,000	819,365
Restricted shares of the Manager issued and allocated
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	0	0	560,500